Deferred revenue and customer advances	12 Months Ended
Mar. 31, 2025
Contract with Customer, Liability [Abstract]
Deferred revenue and customer advances
18.
Deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Deferred revenue	37,142	44,138
Customer advances	39,745	28,733
	76,887	72,871
Less: current portion	(72,818)	(68,335)
Non-current portion	4,069	4,536

Service fees received in advance are generally recorded as customer advances. These amounts are transferred to deferred revenue upon commencement of the provision of services by the Company and are recognized in the consolidated income statements in the period in which the services are provided. In general, service fees received in advance are non-refundable after the amounts are transferred to deferred revenue. Substantially all of the balances of deferred revenue and customer advances are generally recognized as revenue within one year.